Schedule of change in the fair value of the public warrant liability for 2023 and 2022 is as follows: (Details) - USD ($)	3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities at beginning of period	$ 661,747	$ 992,620	$ 661,747	$ 1,840,900	$ 2,244,004	$ 7,098,366	$ 661,747	$ 7,098,366		$ 7,098,366
Change in fair value	(165,437)	(330,873)	330,873	(308,445)	(635,439)	(4,854,362)	(165,437)	(5,798,246)	$ (6,359,058)	(6,668,954)
Warrant liabilities at end of period	496,310	661,747	992,620	1,532,455	1,840,900	2,244,004	496,310	1,532,455	7,098,366	661,747
Issuance of Private warrants as part on June 2, 2022					232,335
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities at beginning of period	413,040	619,560	413,040	1,032,600	1,445,640	4,749,960	413,040	4,749,960		4,749,960
Change in fair value	(103,260)	(206,520)	206,520	(103,260)	(413,040)	(3,304,320)
Warrant liabilities at end of period	309,780	413,040	619,560	929,340	1,032,600	1,445,640	309,780	929,340	4,749,960	413,040
Issuance of Private warrants as part on June 2, 2022
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities at beginning of period			661,747			7,098,366	661,747	7,098,366		7,098,366
Change in fair value									(6,359,058)	(6,668,954)
Warrant liabilities at end of period									7,098,366	661,747
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities at beginning of period			413,040			4,749,960	413,040	4,749,960		4,749,960
Change in fair value									(4,440,180)	(4,336,920)
Warrant liabilities at end of period									4,749,960	413,040
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities at beginning of period	248,707	373,060	248,707	808,300	798,364	2,348,406	248,707	2,348,406		2,348,406
Change in fair value	(62,177)	(124,353)	124,353	(205,184)	(222,399)	(1,550,042)			(1,918,878)	(2,332,034)
Warrant liabilities at end of period	$ 186,530	$ 248,707	$ 373,060	$ 603,117	808,300	$ 798,364	$ 186,530	$ 603,117	$ 2,348,406	$ 248,707
Issuance of Private warrants as part on June 2, 2022					$ 232,335